UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06683
Morgan Stanley Health Sciences Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Ronald E. Robison
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: July 31, 2009
Date of reporting period: April 30, 2009
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Health Sciences Trust
Portfolio of Investments April 30, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (99.8%)
	Biotechnology (10.2%)
7,739	Alexion Pharmaceuticals, Inc. (a)	$258,637
13,287	Alnylam Pharmaceuticals, Inc. (a) (b)	244,082
101,003	Amgen Inc. (a)	4,895,615
14,549	Biogen Idec Inc.(a)	703,299
54,028	Celgene Corp. (a)	2,308,076
3,236	Cephalon, Inc. (a)	212,314
1,301	Genomic Health Inc.	29,273
26,624	Genzyme Corp. (a)	1,419,858
94,317	Gilead Sciences, Inc. (a)	4,319,719
9,164	Isis Pharmaceuticals, Inc. (a) (b)	143,692
10,499	Life Technologies Corp (a)	391,613
1,429	Martek Biosciences Corp. (a)	26,036
2,792	Millipore Corp. (a)	165,007

		15,117,221

	Hospital/Nursing Management (1.0%)
1,379	Kindred Healthcare, Inc. (a)	17,955
65,015	Rhoen-Klinikum AG	1,369,461
3,791	Tenet Healthcare Corp. (a)	8,530
1,278	Universal Health Services, Inc. (Class B)	64,411

		1,460,357

	Household/Personal Care (1.0%)
201,958	SSL International PLC	1,423,628

	Managed Health Care (9.4%)
139,244	Aetna, Inc.	3,064,760
15,967	CIGNA Corp.	314,710
4,331	Coventry Health Care, Inc. (a)	68,906
146,100	Health Net Inc. (a)	2,109,684
9,156	Humana, Inc. (a)	263,510
59,671	Magellan Health Services, Inc.	1,763,875
152,895	UnitedHealth Group Inc.	3,596,090
61,844	WellPoint Inc. (a)	2,644,449

		13,825,984

	Medical Distributors (3.2%)
9,482	AmerisourceBergen Corp.	318,974
35,999	Cardinal Health, Inc.	1,216,406
32,344	McKesson Corp.	1,196,728
56,700	Owens & Minor, Inc.	1,966,356
4,163	Patterson Companies, Inc. (a) (b)	85,175

		4,783,639

	Medical Specialties (18.4%)
2,647	Bard (C.R.), Inc.	189,605
105,443	Baxter International, Inc.	5,113,986
26,522	Becton, Dickinson & Co.	1,604,051
173,602	Boston Scientific Corp. (a)	1,459,993
110,111	Covidien Ltd. (b)	3,631,461
7,766	DENTSPLY International, Inc. (b)	222,263
3,630	EV3 Inc.	30,347
11,008	Hospira, Inc. (a)	361,833
5,827	Immucor, Inc. (a)	94,922
1,515	Intuitive Surgical, Inc. (a) (b)	217,751
2,891	Kinetic Concepts, Inc. (a) (b)	71,581
122,675	Medtronic, Inc.	3,925,600
10,636	PerkinElmer, Inc.	154,967
83,397	Qiagen N.V. (a)	1,380,387
42,814	St. Jude Medical, Inc. (a)	1,435,125
25,802	Stryker Corp.	998,795
11,772	Synthes, Inc.	1,196,436

NUMBER OF
SHARES		VALUE
102,821	Thermo Fisher Scientific, Inc. (a)	3,606,961
6,143	Varian Medical Systems, Inc. (a)	204,992
6,339	Waters Corp. (a)	279,994
22,861	Zimmer Holdings, Inc. (a)	1,005,655

		27,186,705

	Medical/Nursing Services (1.1%)
5,370	DaVita, Inc. (a)	249,007
34,186	Fresenius Medical Care AG & Co. KGaA (b)	1,345,638
3,427	Lincare Holdings, Inc. (b)	82,694

		1,677,339

	Pharmaceuticals: Generic Drugs (0.3%)
13,675	Mylan Laboratories, Inc. (v)	181,194
8,342	Watson Pharmaceuticals, Inc. (a) (b)	258,101

		439,295

	Pharmaceuticals: Major (43.3%)
135,505	Abbott Laboratories	5,670,884
212,253	Bristol-Myers Squibb Co.	4,075,258
90,282	GlaxoSmithKline PLC	1,401,036
327,914	Johnson & Johnson	17,169,577
130,887	Lilly (Eli) & Co.	4,308,800
260,761	Merck & Co., Inc.	6,320,847
36,452	Novartis AG (Registered Shares)	1,386,093
839,590	Pfizer, Inc.	11,216,922
1,578	Sanofi-Aventis (b)	91,385
203,714	Schering-Plough Corp.	4,689,496
191,400	Warner Chilcott Ltd.- Class A (Bermuda) (b)	1,873,806
136,069	Wyeth	5,769,326

		63,973,430

	Pharmaceuticals: Other (6.9%)
37,366	Allergan, Inc.	1,743,498
2,025	Astellas Pharma Inc.	65,912
761	Auxilium Pharmaceuticals Inc.	17,427
25,718	Bayer AG	1,279,775
5,690	Daiichi Sankyo Co., Ltd.	95,487
110,000	Endo Pharmaceuticals Holdings, Inc. (a)	1,819,400
32,515	Forest Laboratories, Inc. (a)	705,250
54,689	King Pharmaceuticals, Inc. (a)	430,949
132,000	Mitsubishi Tanabe Pharmaceuticals, Inc.	1,254,147
91,485	Orion OYJ (b)	1,331,483
6,486	Sepracor, Inc. (a)	92,166
105,700	Shire Plc	1,329,909
1,383	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	60,700

		10,226,103

	Services to the Health Industry (5.0%)
31,192	Express Scripts, Inc. (a)	1,995,352
5,954	IMS Health Inc.	74,782
36,572	Laboratory Corp. of America Holdings (a) (b)	2,346,094
59,226	Medco Health Solutions Inc. (a)	2,579,291
9,035	Quest Diagnostics Inc.	463,767

		7,459,286

	Telecommunication Equipment (0.0%)
8,909	GN Store Nord A/S (a)	28,800

	TOTAL COMMON STOCKS (Cost $146,170,829)	147,601,787

PRINCIPAL
AMOUNT IN
THOUSANDS
SHORT-TERM INVESTMENTS (18.4%)
Securities held as Collateral on Loaned Securities (b) (18.2%)
Repurchase Agreements (2.8%)
$1,998	Bank of America Securities LLC (0.18%-0.30% dated 04/30/09, due 05/01/09; proceeds $1,998,424; fully collateralized by commercial paper at the date of this Portfolio of Investments as follow:
Bank of New Zealand International Funding Ltd. Due 1.249% due 09/17/09 and fully collateralized by U. S. government agency security at the date of this Portfolio of Investments as follows:

PRINCIPAL
AMOUNT IN
THOUSANDS
	GNMA 6.00% due 10/20/38; value at $2,038,481)	1,998,413
$1,105	Barclays Capital (0.713%, dated 04/30/09, due 05/01/09; proceeds $1,104,865; fully collateralized by common stock at the date of this Portfolio of Investments as follow:
	Hasbro, Inc.; valued at $1,160,148)	1,104,828
1,105	Citigroup (0.713%, dated 04/30/09, due 05/01/09; proceeds $1,104,865; fully collateralized by convertible preferred stocks at the date of this Portfolio of Investments as follows:
	CIT Group Inc.; valued at $1,160,863)	1,104,828

	Total Repurchase Agreements (Cost $4,208,069)	4,208,069

NUMBER OF
SHARES (000)
	Investment Company (c) (15.4%)
22,761	Morgan Stanley Institutional Liquidity Funds- Money Market Portfolio-Institutional Class (Cost $22,760,637)		22,760,637

	Total Securities held as Collateral on Loaned Securities (Cost $26,968,706)		26,968,706

	Investment Company (c)
286	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $285,626)		285,626

	TOTAL SHORT — TERM INVESTMENTS		27,254,332

	TOTAL INVESTMENTS (Cost $172,931,466) (d)	118.2%	174,856,119
	LIABILITIES IN EXCESS OF OTHER ASSETS	(18.2)	(26,977,930)

	NET ASSETS	100.0%	$147,878,189

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	The values of loaned securities and related cash collateral outstanding at April 30, 2009 were $3,942,480 and $4,113,410, respectively, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Money Market Portfolio as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	The Fund invests in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio — Intitutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds- Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds- Money Market Portfolio — Institutional Class.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contracts Open at April 30, 2009:

CONTRACTS		IN EXCHANGE		DELIVERY	UNREALIZED
TO DELIVER		FOR		DATE	APPRECIATION

EUR	1,087,690		$1,419,287	05/14/09	$(19,779)
CHF	1,196,888		$1,048,504	05/14/09	(376)
GBP	1,233,005		$1,801,832	05/14/09	(22,177)
GBP	1,437,397		$2,142,429	05/14/09	16,058
CHF	1,835,695		$1,584,107	05/14/09	(24,583)
AUD	2,062,214		$2,900,425	05/14/09	7,065
	$2,900,425	AUD	2,062,214	05/14/09	43,564
EUR	3,825,902		$5,078,924	05/14/09	17,077
	$1,761,498	JPY	172,438,000	05/14/09	(12,638)
JPY	299,290,000		$2,999,349	05/14/09	(36,041)
EUR	20,101		$26,245	05/18/09	(349)
EUR	47,119		$62,427	05/18/09	88
GBP	56,244		$83,959	05/18/09	757
DKK	154,290		$27,049	05/18/09	(343)
AUD	256,222		$184,198	05/18/09	(1,773)
	$182,162	AUD	256,693	05/18/09	4,151
JPY	7,471,801		$76,010	05/18/09	227
JPY	8,719,971		$88,073	05/18/09	(371)
	$232,451	CAN	288,274	05/19/09	9,143
CAN	288,276		$237,196	05/19/09	(4,400)

	Net Unrealized Depreciation				$(24,700)

Currency Abbreviations

AUD	Australian Dollar
CAN	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

MS Health Sciences Trust
Notes to the Portfolio of Investments
FAS 157
4/30/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective August 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at April 30, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments in Securities	$174,856,119	$170,648,050	$4,208,069	—
Other Financial Instruments*	98,130	—	98,130	—

Total	$174,954,249	$170,648,050	$4,306,199	—

Liabilities:
Other Financial Instruments*	($122,830)	—	($122,830)	—

*	Other financial instruments include forward contracts.
Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Health Sciences Trust
/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2009

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